                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

                  The Diversified Investors Funds Group I

--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-7674

         Securities Act File Number:       33-61810

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2004

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $3,529,524,758
                                                                                                 --------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      2,779,896,410
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $2,779,896,410
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):                                                                        $  749,628,348
                                                                                                 --------------


  (vi)              Redemption credits available for use in         $     (     0      )
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x     .00011770
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$           88,231
                                                                                              =================





----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$      0
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$    88,231
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 28, 2005


         Method of Delivery:
                 [X]     Wire Transfer
                 [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROBERT F. COLBY
                                  -----------------------------
                                  Robert F. Colby
                                  Secretary

Date       March 28, 2005
    ---------------------------

*Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the Period ended December 31, 2004

                                         98708          98027          98049          98068          98087          98718
                                                         HIGH       INTERMEDIATE
                                         MONEY         QUALITY       GOVERNMENT     CORE BOND                      VALUE &
                                         MARKET          BOND           BOND           FUND         BALANCED        INCOME
                                    --------------   -----------   ------------   ------------   ------------   ------------
Proceeds from issuance of shares .   1,235,667,199    74,699,542     40,289,299    200,279,904     43,408,231    344,889,338
Proceeds from dividends reinvested       2,865,310     7,372,058      2,361,140     30,589,235      3,603,631     31,112,381
12/31/03 Cash Flow ...............      (3,906,323)     (134,091)      (669,306)      (400,430)       (89,029)      (648,597)
                                    --------------   -----------   ------------   ------------   ------------   ------------
Aggregate securities sold ........   1,234,626,186    81,937,508     41,981,132    230,468,709     46,922,833    375,353,123

Value of shares redeemed .........   1,239,229,932    44,748,942     54,734,779    140,480,917     64,214,182    207,970,573
12/31/03 Cash Flow ...............       1,966,690       140,524        529,446        315,281        265,429        455,464
                                    --------------   -----------   ------------   ------------   ------------   ------------
Net Change .......................   1,237,263,242    44,608,418     54,205,333    140,165,636     63,948,753    207,515,109


                                    --------------   -----------   ------------   ------------   ------------   ------------
Net Change .......................      (2,637,056)   37,329,090    (12,224,201)    90,303,073    (17,025,920)   167,838,014
                                    ==============   ===========   ============   ============   ============   ============

Calculation of Fee:
Total change .....................  $  602,232,269
                                    --------------
Per SEC .0001177 .................  $    70,882.74
                                    ==============


Per Fund .........................  $      (310.38)  $  4,393.63   $  (1,438.79)  $  10,628.67   $  (2,003.95)  $  19,754.53

                                        98149          98725          98772          98627         98788          98768

                                       GROWTH &        EQUITY        SPECIAL       AGGRESSIVE    HIGH YIELD   INTERNATIONAL
                                        INCOME         GROWTH         EQUITY         EQUITY         BOND          EQUITY
                                    ------------   ------------   ------------   ------------   -----------   ------------
Proceeds from issuance of shares .   126,475,938    258,518,762    152,128,827     65,363,724    55,981,788    155,497,840
Proceeds from dividends reinvested     3,816,831        531,739              0              0    10,089,025     12,938,525
12/31/03 Cash Flow ...............      (528,084)      (639,617)      (689,016)      (347,523)     (198,063)      (380,623)
                                    ------------   ------------   ------------   ------------   -----------   ------------
Aggregate securities sold ........   129,764,686    258,410,884    151,439,811     65,016,201    65,872,749    168,055,742

Value of shares redeemed .........   152,353,797    200,620,754    156,860,622     86,443,064    32,793,293    113,304,395
12/31/03 Cash Flow ...............       302,461        509,764        109,310        195,353        52,947        121,699
                                    ------------   ------------   ------------   ------------   -----------   ------------
Net Change .......................   152,051,336    200,110,990    156,751,312     86,247,711    32,740,346    113,182,696


                                    ------------   ------------   ------------   ------------   -----------   ------------
Net Change .......................   (22,286,651)    58,299,894     (5,311,501)   (21,231,510)   33,132,403     54,873,045
                                    ============   ============   ============   ============   ===========   ============

Calculation of Fee:
Total change .....................

Per SEC .0001177 .................



Per Fund .........................  $  (2,623.14)  $   6,861.90   $    (625.16)  $  (2,498.95)  $  3,899.68   $   6,458.56

                                        98288        98306          98296         98036         98056

                                        STOCK       MID-CAP        MID-CAP      SMALL-CAP     SMALL-CAP
                                        INDEX        GROWTH         VALUE         VALUE         GROWTH          TOTAL
                                    ------------  -----------   ------------   -----------   -----------   --------------
Proceeds from issuance of shares .   132,912,986   37,299,132    113,950,390    45,296,239    20,850,744    3,103,509,882
Proceeds from dividends reinvested     6,423,558    4,845,683     20,907,942     4,186,846             0      141,643,903
12/31/03 Cash Flow ...............             0      (92,649)      (130,199)     (116,390)      (22,532)      (8,992,472)
                                    ------------  -----------   ------------   -----------   -----------   --------------
Aggregate securities sold ........   139,336,544   42,052,166    134,728,133    49,366,695    20,828,212    3,236,161,314

Value of shares redeemed .........    65,997,060   27,643,571     26,081,195    13,740,524    11,984,692    2,639,202,292
12/31/03 Cash Flow ...............            --       29,587        244,453         2,271        32,569        5,273,248
                                    ------------  -----------   ------------   -----------   -----------   --------------
Net Change .......................    65,997,060   27,613,984     25,836,742    13,738,253    11,952,123    2,633,929,044
                                                                                                           --------------

                                    ------------  -----------   ------------   -----------   -----------
Net Change .......................    73,339,484   14,438,182    108,891,391    35,628,442     8,876,089      602,232,269
                                    ============  ===========   ============   ===========   ===========   --------------

Calculation of Fee:
Total change .....................

Per SEC .0001177 .................



Per Fund .........................  $   8,632.06  $  1,699.37   $  12,816.52   $  4,193.47   $  1,044.72   $    70,882.74

24F2 Fees
Diversified Institutional Strategic Allocation Funds
For the Period ended December 31, 2004


                                        98994            98992           98991           98993           98990
                                                                         LONG/
                                        SHORT         INTERMEDIATE    INTERMEDIATE     SHORT/INT          LONG            TOTAL
INSTITUTIONAL SAFS                     HORIZON          HORIZON         HORIZON         HORIZON         HORIZON           -----
Proceeds from issuance of shares       23,026,029      113,213,826      69,347,731      15,104,582      50,945,160      271,637,328
Proceeds from dividends
  reinvested                            1,213,741        7,131,261       4,072,650       1,286,557       2,796,364       16,500,572
12/31/03 Cash Flow ..............   (1,162,491.00)  (12,662,059.00)  (1,107,711.00)  (1,461,112.00)  (1,918,147.00)  (18,311,520.00)
                                   --------------   --------------   -------------   -------------   -------------   --------------
Aggregate securities sold .......   23,077,278.61   107,683,027.86   72,312,669.12   14,930,027.26   51,823,376.51   269,826,379.36
                                                                                                                     --------------

Value of shares redeemed ........   14,066,910.77    64,482,102.22   22,459,952.23   15,409,872.82   18,770,292.58   135,189,130.62
12/31/03 Cash Flow ..............       1,143,295       12,653,213       1,092,962       1,449,987       1,789,645       18,129,102
                                   --------------   --------------   -------------   -------------   -------------   --------------
Net Change ......................   12,923,615.77    51,828,889.22   21,366,990.23   13,959,885.82   16,980,647.58   117,060,028.62
                                                                                                                     --------------

                                   --------------   --------------   -------------   -------------   -------------
Net Change ......................      10,153,663       55,854,139      50,945,679         970,141      34,842,729      152,766,351
                                   ==============   ==============   =============   =============   =============   --------------
                                                                                                                        152,766,351

Calculation of Fee:
Total change ....................  $  152,766,351
                                   --------------
Calculation @ .0001177 per SEC ..  $    17,980.60
                                   ==============



Per Fund ........................        1,195.09         6,574.03        5,996.31          114.19        4,100.99        17,980.60

24F Fees
Stephens Institutional
For the Period ended December 31, 2004

                                        98702         98752         98982       98724         98922        98962          98762
                                                                    HIGH
                                       MONEY      INTERMEDIATE      YIELD      VALUE &       EQUITY       SPECIAL    INTERNATIONAL
                                       MARKET         BOND          BOND        INCOME       GROWTH       EQUITY         EQUITY
                                    -----------   ------------   ----------  -----------  -----------   -----------  -------------
Proceeds from  issuance of shares     1,372,724     10,678,670    1,284,097    1,788,723    1,514,527     1,804,285       771,790
Proceeds from dividends reinvested       22,156      1,053,951      667,246    2,263,441       29,271             0       286,184
12/31/03 Cash Flow ...............            0              0            0            0            0             0             0
                                    -----------   ------------   ----------  -----------  -----------   -----------   -----------
Aggregate securities sold ........    1,394,880     11,732,621    1,951,342    4,052,164    1,543,798     1,804,285     1,057,974

Value of shares redeemed .........    2,565,801     17,926,721      881,924    2,960,604    1,883,463     1,254,012     1,436,411
12/31/03 Cash Flow ...............        1,600             --           --           --           --            --            --
                                    -----------   ------------   ----------  -----------  -----------   -----------   -----------
Net Change .......................    2,564,201    17926721.33    881923.58   2960604.25   1883462.96    1254012.43    1436411.46

                                    -----------   ------------   ----------  -----------  -----------   -----------   -----------
Net Change .......................   (1,169,321)    (6,194,100)   1,069,419    1,091,560     (339,665)      550,273      (378,437)
                                    ===========   ============   ==========  ===========  ===========   ===========   ===========


Calculation of Fee:
Total change .....................  $(5,370,272)
                                    -----------
Per SEC .0001177 .................  $   (632.08)
                                    ===========


Per Fund .........................  $   (137.63)  $    (729.05)  $   125.87  $    128.48  $    (39.98)  $     64.77   $    (44.54)




                                       TOTAL
                                    -----------
Proceeds from  issuance of shares    19,214,815
Proceeds from dividends reinvested    4,322,249
12/31/03 Cash Flow ...............            0
                                    -----------
Aggregate securities sold ........   23,537,065

Value of shares redeemed .........   28,908,937
12/31/03 Cash Flow ...............        1,600
                                    -----------
Net Change .......................   28,907,337

                                    -----------
Net Change .......................   (5,370,272)
                                    ===========
                                     (5,370,272)

Calculation of Fee:
Total change .....................

Per SEC .0001177 .................



Per Fund .........................  $   (632.08)


                                     Page 2